Note 5 - Stockholders' Equity - Total Capitalization (Details) - shares		Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Outstanding Common Stock: (in shares)			92,975,970
Outstanding Options: (in shares)			30,065,352
Outstanding Warrants: (in shares)		19,744,412	20,035,114	14,508,009	13,779,438	8,838,122
Subtotal: (in shares)			143,076,436
Shares issuable upon conversion of Convertible Promissory Notes: (in shares)			15,063,278
Total (in shares)	[1]		158,139,714

[1]	The total shares issued in the above table of 158,139,714 assumes that all options and warrants are exercised and that all convertible notes are converted to common stock. The total does not take into account future stock issuances related to the payment of interest.